RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

31. RELATED PARTY TRANSACTIONS

a.     Nature of relationships and accounts/transactions with related parties

Details of the nature of relationships and accounts/transactions with significant related parties are as follows:

Related parties	Nature of relationships	Nature of accounts/ transactions
The Government Ministry of Finance	Majority stockholder	Internet and data service revenues, other telecommunication service revenues, finance income, finance costs, and investment in financial instruments
Government agencies	Entities under common control

Network service revenues, internet and data service revenues, other telecommunication revenues, life insurance expenses, press release expenses, customer education expenses, office building lease expenses, consultant expenses, training expenses, finance income, and purchase of property and equipments

MoCI	Entity under common control	Concession fees, radio frequency usage charges, USO charges, telecommunication service revenues, and license expenses
State-owned enterprises
Indosat	Entity under common control

Interconnection revenues, leased lines revenues, satellite transponder usage revenues, interconnection expenses, telecommunication facilities usage expenses, operating and maintenance expenses, and usage of data communication network system expenses

PT Pertamina (Persero) (“Pertamina”)	Entity under common control	Internet and data service revenues and other telecommunication service revenues
State-owned banks	Entities under common control	Finance income and finance costs
Bank Mandiri	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income, finance costs, cash in bank, time deposits, loan, and consultant expenses
BNI	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income, finance costs, cash in bank, time deposits, loan, consultant expenses, medical expenses, and financing
BRI	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income, finance costs, cash in bank, time deposits, and loan
PT Perusahaan Listrik Negara (Persero) (“PLN”)	Entity under common control	Internet and data service revenues, other telecommunication service revenues, and electrical utility expenses
Indonesia Financial Group	Entity under common control	Property and equipment insurance expenses and personal insurance expenses
Bahana TCW	Entity under common control	Mutual funds
Sarana Multi Infrastruktur	Entity under common control	Other borrowings and finance costs
BTN	Entity under common control	Cash in bank and time deposits
BSI	Entity under common control	Cash in bank, time deposits, and loan
PT Omni Inovasi Indonesia Tbk. (“Omni Inovasi Indonesia”)	Associated company	Distribution of SIM cards and pulse reload voucher
PT Fintek Karya Nusantara (“Finarya”)	Associated company	Marketing expenses and distribution of SIM cards and pulse reload voucher
Indonusa	Associated company	Internet and data service revenues and other telecommunication service revenues
PT Kereta Cepat Indonesia China (“KCIC”)	Other related entity	Other telecommunication service revenues
Padi UMKM	Other related entity

Operational and maintenance expenses, collection fees, training expenses, internal security expenses, research and development expenses, printing expenses, meeting expenses, general and other administrative expenses, promotion expenses, advertising expenses, sales fees, customer education expenses, and marketing expenses

Directors	Key management personnel	Honorarium and facilities
Commissioners	Supervisory personnel	Honorarium and facilities

The outstanding balances of trade receivables and payables as of December 31, 2023 and 2024 are unsecured and interest-free and the settlement is expected to occur in cash. There have been no guarantees provided or received for any related party receivables or payables. The Group recorded an increase (decrease) in impairment loss from trade receivables of related party amounted to Rp33 billion, Rp91 billion, and (Rp42) billion for the years ended December 31, 2022, 2023, and 2024, respectively.

b.Significant transactions with related parties

The following table presents significant transactions with related parties:

	2022		2023		2024
		% of total		% of total		% of total
	Amount	revenues	Amount	revenues	Amount	revenues
Revenues
Majority stockholder
Ministry of Finance	199	0.14	174	0.12	234	0.16
Entities under common control
Government agencies	3,029	2.06	3,235	2.17	2,506	1.67
Indosat	1,923	1.31	2,195	1.47	2,209	1.47
MoCI	791	0.54	516	0.35	884	0.59
BNI	493	0.33	509	0.34	531	0.35
Pertamina	752	0.51	755	0.51	488	0.33
Bank Mandiri	180	0.12	156	0.10	308	0.21
BRI	104	0.07	190	0.13	228	0.15
Others (each below Rp100 billion)	1,426	0.98	1,006	0.67	430	0.29
Sub-total	8,698	5.92	8,562	5.74	7,584	5.06
Associated companies	6	0.00	8	0.01	0	0.00
Other related entities
KCIC	—	—	87	0.06	357	0.24
Others	52	0.04	43	0.03	47	0.03
Sub-total	52	0.04	130	0.09	404	0.27
Total	8,955	6.10	8,874	5.96	8,222	5.49

	2022		2023		2024
		% of total		% of total		% of total
	Amount	expenses	Amount	expenses	Amount	expenses
Expenses
Entities under common control
MoCI	9,965	9.82	10,300	9.88	10,689	9.94
PLN	2,473	2.44	2,602	2.50	2,779	2.58
Indosat	537	0.53	566	0.54	644	0.60
Indonesia Financial Group	296	0.29	198	0.19	183	0.17
Government agencies	179	0.18	144	0.14	114	0.11
BNI	—	—	143	0.14	112	0.10
Others (each below Rp100 billion)	229	0.23	381	0.36	150	0.14
Sub-total	13,679	13.49	14,334	13.75	14,671	13.64
Associated companies
Finarya	110	0.11	126	0.12	109	0.10
Others	37	0.04	0	0.00	0	0.00
Sub-total	147	0.15	126	0.12	109	0.10
Other related entities
Padi UMKM	626	0.62	561	0.54	508	0.47
Others	98	0.10	94	0.09	77	0.07
Sub-total	724	0.72	655	0.63	585	0.54
Total	14,550	14.36	15,115	14.50	15,365	14.28

	2022		2023		2024
		% of total		% of total		% of total
	Amount	finance income	Amount	finance income	Amount	finance income
Finance income
Entities under common control
State-owned banks	459	52.28	312	29.41	371	27.14
Government agencies	16	1.82	56	5.28	58	4.24
Total	475	54.10	368	34.69	429	31.38

	2022		2023		2024
		% of total		% of total		% of total
	Amount	finance cost	Amount	finance cost	Amount	finance cost
Finance cost
Majority stockholder
Ministry of Finance	10	0.25	5	0.11	1	0.02
Entities under common control
State-owned banks	1,004	24.63	1,111	23.68	1,329	25.45
Sarana Multi Infrastruktur	109	2.67	74	1.58	8	0.15
Sub-total	1,113	27.30	1,185	25.26	1,337	25.60
Total	1,123	27.55	1,190	25.37	1,338	25.62

	2022		2023		2024
		% of total		% of total		% of total
	Amount	revenues	Amount	revenues	Amount	revenue
Distribution of SIM card and voucher
Associated companies
Omni Inovasi Indonesia	981	0.67	467	0.31	371	0.25
Finarya	141	0.10	159	0.11	100	0.07
Total	1,122	0.77	626	0.42	471	0.32

	2023		2024
		% of total		% of total
	Amount	property and equipment purchased	Amount	property and equipment purchased
Purchase of property and equipment
Entities under common control	64	0.19	29	0.12
Total	64	0.19	29	0.12

c.   Balance of accounts with related parties

The following table presents significant transactions with related parties:

	2023		2024
		% of total		% of total
	Amount	assets	Amount	assets
Cash and cash equivalents (Note 4)	22,173	7.74	27,840	9.30
Other current financial assets (Note 5)	800	0.28	921	0.31
Trade receivables (Note 6)	2,357	0.82	3,005	1.00
Contract assets
Majority stockholder
Ministry of Finance	36	0.01	16	0.01
Entities under common control
Government agencies	293	0.10	327	0.11
Others (each below Rp100 billion)	288	0.10	257	0.09
Sub-total	581	0.20	584	0.20
Associated companies	1	0.00	1	0.00
Other related entities	1	0.00	3	0.00
Total	619	0.21	604	0.21
Other current assets
Entities under common control
MoCI	5,971	2.08	6,028	2.01
Others	35	0.01	133	0.04
Sub-total	6,006	2.09	6,161	2.05
Associated companies	2	0.00	2	0.00
Other related entities	16	0.01	6	0.00
Total	6,024	2.10	6,169	2.05
Other non-current assets
Entities under common control
MoCI	1,987	0.69	1,594	0.53
Others	6	0.00	13	0.00
Total	1,993	0.69	1,607	0.53

	2023		2024
		% of total		% of total
	Amount	liabilities	Amount	liabilities
Trade payables (Note 16)
Majority stockholder
Ministry of Finance	17	0.01	17	0.01
Entities under common control
MoCI	2,400	1.84	2,631	1.92
Indosat	129	0.10	212	0.15
BNI	120	0.09	170	0.12
Others (each below Rp100 billion)	200	0.15	151	0.11
Sub-total	2,849	2.18	3,164	2.30
Associated companies	40	0.03	20	0.01
Other related entities	84	0.06	60	0.04
Total	2,990	2.28	3,261	2.36

Accrued expenses
Majority stockholder
Ministry of Finance	1	0.00	—	—
Entities under common control
PLN	100	0.08	167	0.12
State-owned banks	39	0.03	81	0.06
Others	37	0.03	42	0.03
Sub-total	176	0.14	290	0.21
Associated companies	—	—	1	0.00
Total	177	0.14	291	0.21

	2023		2024
		% of total		% of total
	Amount	liabilities	Amount	liabilities
Contract liabilities
Majority stockholder
Ministry of Finance	18	0.01	90	0.07
Entities under common control
Government agencies	498	0.38	672	0.49
MoCI	137	0.11	259	0.19
BRI	82	0.06	155	0.11
Others (each below Rp100 billion)	231	0.18	320	0.23
Sub-total	948	0.73	1,406	1.02
Associated companies	14	0.01	7	0.01
Other related entities
KCIC	1,133	0.87	1,113	0.81
Others	2	0.00	3	0.00
Sub-total	1,135	0.87	1,116	0.81
Total	2,115	1.62	2,619	1.91

Short-term bank loans (Note 19)	4,916	3.77	5,554	4.05
Two-step loans (Note 20a)	84	0.06	—	—
Long-term bank loans (Note 20c)	11,099	8.51	15,943	11.62
Other borrowings (Note 20d)	362	0.28	—	—

d.   Significant agreements with related parties

i.    The Government

The Company obtained two-step loans from the Government (Note 20a).

ii.    Indosat

The Company has an agreement with Indosat to provide international telecommunications services to the public.

The Company has also entered into an interconnection agreement between the Company’s fixed line network (Public Switched Telephone Network or “PSTN”) and Indosat’s Global System for Mobile ("GSM”) cellular telecommunication network in connection with the implementation of Indosat Multimedia Mobile services and the settlement of related interconnection rights and obligations.

The Company also has an agreement with Indosat for the interconnection of Indosat's GSM mobile cellular telecommunication network with the Company's PSTN, which enable each party’s customers to make domestic calls between Indosat’s GSM mobile network and the Company’s fixed line network, as well as enabling Indosat’s mobile customers to access the Company’s International Direct Dialing (“IDD”) service by dialing “007”.

Indosat's owner, Ooredoo, has merged with Tri, CK Hutchison Holdings (“CKHH”) by merging their companies into Indosat Ooredoo Hutchison. With this merger and the latest MoCI Regulation No. 5 of 2021, the Company has amended the interconnection cooperation agreement for fixed-line networks (local, Sambungan Langsung Jarak Jauh ("SLJJ"), and international) and mobile networks on May 30, 2023 in order to implement cost-based tariff obligations based on the 2014 Interconnection Offering Document.

The Company also provides leased lines to Indosat and its subsidiaries, namely PT Aplikanusa Lintasarta (“Lintasarta”). The leased lines can be used by these companies for telephone, telegraph, data, telex, facsimile, or other telecommunication services.

e.   Remuneration of key management and supervisory personnel

Key management personnel consists of the Board of Directors of the Company and supervisory personnel consists of the Board of Commissioners.

The Company provides remuneration in the form of salaries/honorarium and facilities to support the governance and oversight duties of the Board of Commissioners along with the leadership and management duties of the Board of Directors. Total of such remuneration is as follows:

	2022		2023		2024
		% of total		% of total		% of total
	Amount	expenses	Amount	expenses	Amount	expenses
Board of Directors	401	0.39	475	0.46	504	0.47
Board of Commissioners	164	0.16	179	0.17	176	0.16

The amounts disclosed in the table above are amounts recognized as general and administration expense during the reporting periods.